Shareholders' Equity - Stock-based payments - Assumptions Options (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2024 Y shares	Dec. 31, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2024 EquityInstruments shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 Y $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) EquityInstruments	Mar. 07, 2018 shares
Share-Based Compensation Expenses
Aggregate number of common shares | shares																				9,700,876
Risk-free interest rate				3.08%							4.08%
Expected dividend yield				1.20%							1.10%
Expected price volatility of the Company's common shares				26.40%							30.90%
Expected life of the option | Y		4							4
Forfeiture rate				0.00%							0.00%
Weighted average life	3 years 8 months 8 days
Stock options outstanding, beginning of year (in shares)			669,201		669,201							724,653
Granted (in shares) | EquityInstruments					45,396							5,548
Exercised (in shares) | EquityInstruments					(71,864)							(61,000)
Forfeited (in shares) | EquityInstruments					(10,353)
Stock options outstanding, end of the year (in shares)			632,380		632,380					669,201		669,201
Exercisable stock options, end of the year (in shares)	524,919	524,919	524,919	524,919	524,919	524,919	524,919									524,919			570,572
Stock options outstanding, beginning of year (in dollars per share)						$ 111.76							$ 107.34
Granted (in dollars per share)						167.57							169.78
Exercised (in dollars per share)						52.67							64.5
Forfeited (in dollars per share)						180.58
Stock options outstanding, end of year (in dollars per share)						121.36							111.76
Exercisable stock options, end of the year (in dollars per share)								$ 100.51	$ 100.51	$ 100.51	$ 100.51	$ 100.51	100.51				$ 110.82
Stock options
Share-Based Compensation Expenses
Term of options	10 years							10 years
Maximum percentage of common shares issued to single insider participant under compensation plan within one year															5.00%
Vesting period	5 years							5 years
Weighted average fair value per stock option | $																		$ 1.7	$ 0.2
Weighted average fair value per stock option (in dollars per share)						$ 38.06							$ 47.02
Expenses related to stock options | $							$ 1.1							$ 1.5
Capitalized to royalty, stream and working interest, net | $							$ 0.2							$ 0.1
Total unrecognized non-cash stock-based compensation expense | $																		$ 2.6	$ 1.8
Weighted average life	2 years 6 months							2 years 4 months 24 days
Stock options | Maximum
Share-Based Compensation Expenses
Term of options	10 years